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Liberty U.S. Government Money Market Trust

17TH SEMI-ANNUAL REPORT
SEPTEMBER 30, 1997

ESTABLISHED 1980

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Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Liberty U.S. Government Money Market Trust, which was established in 1980. This report covers the period from April 1, 1997, through September 30, 1997, which is the first six months of the trust's fiscal year. The report begins with an interview with the trust's portfolio manager, Susan R. Hill, Vice President, Federated Advisers, and follows with a complete listing of the trust's holdings and its financial statements.

This money market fund keeps your cash at work pursuing daily income from a portfolio of short-term U.S. government securities. In addition, the trust is managed to keep the value of your principal stable,* while giving you daily access to your invested cash.

Dividends paid to both Class A and Class B shareholders of the trust, during the six-month reporting period totaled $0.02 per share. At the end of the reporting period, the trust's net assets totaled $622.2 million.

Thank you for selecting Liberty U.S. Government Money Market Trust to keep your ready cash working and accessible.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
November 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the trust is not insured or guaranteed by the U.S. government.

[Graphic]

Susan R. Hill, CFA
Vice President
Federated Advisers


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WHAT IS YOUR ANALYSIS OF THE ECONOMIC ENVIRONMENT DURING THE PERIOD BETWEEN
APRIL 1 AND SEPTEMBER 30, 1997, AND ITS EFFECT ON THE SHORT-TERM MARKETPLACE?

The economy remained robust over the reporting period, posting a rate of growth of 3.6% for the second quarter and is expected to continue at this above-trend pace in the third quarter. At the same time, however, inflationary pressures remained quite benign over the reporting period in spite of the impressive performance of the economy and what has generally been thought to be tight labor market conditions. Early in the reporting period, in the wake of the Federal Reserve Board's (the "Fed") 25 basis point increase in the federal funds target rate on March 25, 1997, short-term interest rates remained relatively high, as market participants sought to ascertain whether another move was soon to follow. As inflationary pressures remained mild, however, fears of a near-term tightening by the Fed gradually receded and all but vanished by late June. For the remainder of the reporting period, short-term interest rates traded within a rather narrow range. Movements in the one-year Treasury bill over the reporting period best revealed the market's shifting sentiment. The one-year T-bill traded as high as 6% in late April 1997, but then fell as low as 5.4% before closing the reporting period at 5.45%.

In addition to economic fundamentals, very short-term Treasury securities were quite strongly influenced by technical factors over this reporting period, most notably due to a reduction in the size of Treasury bill auctions. The three-month Treasury bill began the reporting period at approximately 5.3%, plummeted to 4.8% in late May, rose back to 5.3% in mid-August and fell to 4.9% in late September 1997, amid quarter-end pressures. Spreads on similar maturity U.S. government agency securities widened over the reporting period, and remained reflective of the overall economic fundamental outlook in the marketplace.

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WHAT STRATEGIES GUIDED THE TRUST DURING THE REPORTING PERIOD?

The trust remained in a 35- to 45-day average maturity target range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. While the average maturity for the trust was in the lower half of the target range prior to the tightening move by the Fed, the reporting period ended with the average maturity mostly in the upper half of that range. We reinforced the barbelled structure of the trust's portfolio, combining a significant position in repurchase agreements with purchases of longer term securities, with maturities between six and twelve months. Because of the technical influences in the Treasury market, we concentrated our purchases in fixed- and floating-rate U.S. government agency securities.

[Graphic]

AS WE MOVE TOWARD THE END OF 1997, WHERE DOES THE SHORT-TERM MARKET APPEAR TO BE HEADING?

With one preemptive tightening under their belt, Fed officials now appear to be debating, both publicly and privately, whether or not the conditions at hand, strong growth yet little to no price inflation, would indicate that the non-inflationary potential of the economy is actually greater than previously thought. Growth of 2.0% to 2.5% has generally been embraced as this non-inflationary potential. As the Fed continues to analyze the situation, the front end of the Treasury and government markets are destined to be range-bound, absent from any signs of upward pressures on prices.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

        PRINCIPAL
         AMOUNT                                                                      VALUE
 SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--30.7%
 $            13,000,000   (a) Federal Farm Credit Bank, Floating Rate
                             Note--2.1%
                           5.51%, 11/1/1997                                    $  12,992,871
              32,400,000   (b) Federal Home Loan Bank, Discount Notes--5.1%
                           5.56% - 5.74%, 11/26/1997 - 6/22/1998                  31,905,254
              12,500,000   (a) Federal Home Loan Bank, Floating Rate
                             Notes--2.0%
                           5.51% - 5.53%, 10/20/1997 - 12/4/1997                  12,497,260
              24,700,000   Federal Home Loan Bank Notes--4.0%
                           5.46% - 6.03%, 11/18/1997 - 8/12/1998                  24,695,000
               9,000,000   (a) Federal Home Loan Mortgage Corp., Floating
                            Rate Note--1.4%
                           5.44%, 10/20/1997                                       8,994,929
               5,500,000   Federal Home Loan Mortgage Corp. Notes--0.9%
                           5.72% - 5.84%, 3/17/1998 - 4/8/1998                     5,499,070
              39,000,000   (b) Federal National Mortgage Association,
                             Discount Notes--6.2%
                           5.59% - 5.88%, 10/6/1997 - 6/5/1998                    38,737,307
               6,000,000   (a) Federal National Mortgage Association,
                             Floating Rate Note--1.0%
                           5.70%, 10/2/1997                                        5,999,157
              23,500,000   Federal National Mortgage Association
                           Notes--3.8%
                           5.63% - 7.00%, 3/25/1998 - 9/9/1998                    23,514,996
               1,144,000   (a) Government Guaranteed Floating Rate
                             Note--0.2%
                           Overseas Private Investment Corp., 6.29%,               1,144,000
                           10/7/1997
              10,000,000   (a) Student Loan Marketing Association, Floating
                             Rate Note--1.6%
                           5.25%, 10/7/1997                                        9,999,987
               2,000,000   (b) United States Treasury Bill--0.3%
                           5.60%, 3/5/1998                                         1,954,361
              13,000,000   United States Treasury Notes--2.1%
                           6.125% - 7.25%, 2/15/1998 - 7/31/1998                  13,036,152
                             TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS        190,970,344
 (C)REPURCHASE AGREEMENTS--69.3%
              14,000,000  (d) Chase Government Securities, Inc., 5.56%,
                             dated 9/5/1997,
                           due 11/13/1997                                         14,000,000
              15,000,000  (d) Credit Suisse First Boston, 5.56%, dated             15,000,000
                             8/8/1997, due 11/10/1997


LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

        PRINCIPAL
         AMOUNT                                                                      VALUE
 (C)REPURCHASE AGREEMENTS--CONTINUED
 $            60,000,000   Fuji Government Securities, Inc., 6.30%, dated
                           9/30/1997,
                           due 10/1/1997                                          $  60,000,000
              15,000,000   (d) Goldman Sachs Group, LP, 5.53%, dated                 15,000,000
                             8/21/1997, due 10/20/1997
              17,000,000   (d) Goldman Sachs Group, LP, 5.545%, dated                17,000,000
                             9/25/1997, due 11/12/1997
              25,000,000   (d) Goldman Sachs Group, LP, 5.55%, dated                 25,000,000
                             9/5/1997, due 10/16/1997
              30,000,000   Greenwich Capital Markets, Inc., 6.375%, dated
                           9/30/1997,
                           due 10/1/1997                                             30,000,000
              25,000,000   Lehman Brothers, Inc., 6.25%, dated 9/30/1997,            25,000,000
                           due 10/1/1997
              25,000,000   Morgan Stanley Group, Inc., 6.375%, dated                 25,000,000
                           9/30/1997, due 10/1/1997
             130,000,000   PaineWebber Group, Inc., 6.25%, dated                    130,000,000
                           9/30/1997, due 10/1/1997
              14,000,000  (d) Swiss Bank Capital Markets, 5.52%, dated               14,000,000
                             7/29/1997, due 10/1/1997
               6,400,000   Swiss Bank Capital Markets, 6.07%, dated                   6,400,000
                           9/30/1997, due 10/1/1997
              25,000,000   Toronto Dominion Securities (USA) Inc.,
                           6.375%, dated 9/30/1997,
                           due 10/1/1997                                             25,000,000
              13,000,000   (d) UBS Securities, Inc., 5.53%, dated 8/21/1997,         13,000,000
                             due 10/20/1997
              17,000,000   (d) UBS Securities, Inc., 5.57%, dated 9/17/1997,         17,000,000
                             due 10/1/1997
                             TOTAL REPURCHASE AGREEMENTS                            431,400,000
                             TOTAL INVESTMENTS (AT AMORTIZED COST)(E)            $  622,370,344

(a) Denotes variable rate securities with current rate and next demand date.

(b) Discount rate at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($622,247,846) at September 30, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                 $ 431,400,000
 Investments in securities                                              190,970,344
  Total investments in securities, at amortized cost and value                         $ 622,370,344
 Cash                                                                                        451,401
 Income receivable                                                                         1,994,087
 Receivable for shares sold                                                                   23,200
  Total assets                                                                           624,839,032
 LIABILITIES:
 Payable for shares redeemed                                                 52,273
 Income distribution payable                                              2,331,996
 Accrued expenses                                                           206,917
  Total liabilities                                                                        2,591,186
 NET ASSETS for 622,247,846 shares outstanding                                         $ 622,247,846
 NET ASSET VALUE AND OFFERING PRICE PER SHARE:
 CLASS A SHARES: $607,879,276 / 607,879,276 shares outstanding                                 $1.00
 CLASS B SHARES: $14,368,570 / 14,368,570 shares outstanding                                   $1.00
 REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:                                                                               $1.00
 CLASS B SHARES: (94.50/100 of $1.00)*                                                         $0.95

* Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50%, may be imposed. See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                  $18,173,054
 EXPENSES:
 Investment advisory fee                                                  $  1,606,272
 Administrative personnel and services fee                                     245,351
 Custodian fees                                                                 32,064
 Transfer and dividend disbursing agent fees and expenses                    1,256,381
 Directors'/Trustees' fees                                                       9,793
 Auditing fees                                                                   7,411
 Legal fees                                                                      2,380
 Portfolio accounting fees                                                      58,807
 Distribution services fee--Class B Shares                                      66,447
 Shareholder services fee--Class A Shares                                      790,272
 Shareholder services fee--Class B Shares                                       22,149
 Share registration costs                                                       29,921
 Printing and postage                                                           60,651
 Insurance premiums                                                              4,208
 Taxes                                                                           9,053
 Miscellaneous                                                                   3,938
     Total expenses                                                          4,205,098
 Waivers--
     Waiver of investment advisory fee                         $ (43,120)
     Waiver of shareholder services fee--Class A Shares         (632,218)
     Waiver of shareholder services fee--Class B Shares          (5,881)
        Total waivers                                                         (681,219)
               Net expenses                                                                  3,523,879
                 Net investment income                                                     $14,649,175

(See Notes which are an integral part of the Financial Statements)


LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)            YEAR ENDED
                                                   SEPTEMBER 30,           MARCH 31,
                                                       1997                  1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                           $    14,649,175       $   29,009,425
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                     (14,327,292)         (28,724,728)
  Class B Shares                                        (321,883)            (284,697)
  Change in net assets resulting from
  distributions
  to shareholders                                    (14,649,175)         (29,009,425)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                        267,988,685          542,845,500
 Net asset value of shares issued to
 shareholders in payment
 of distributions declared                            11,062,937           28,470,910
 Cost of shares redeemed                            (343,871,892)        (591,179,249)
  Change in net assets resulting from share          (64,820,270)         (19,862,839)
  transactions
  Change in net assets                               (64,820,270)         (19,862,839)
 NET ASSETS:
 Beginning of period                                  687,068,116         706,930,955
 End of period                                  $     622,247,846      $  687,068,116

(See Notes which are an integral part of the Financial Statements)


LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                      SEPTEMBER 30                 YEAR ENDED MARCH 31,
                                        1997         1997      1996       1995       1994      1993
 NET ASSET VALUE, BEGINNING OF          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                   0.02       0.04       0.05       0.04       0.02       0.03
 LESS DISTRIBUTIONS
  Distributions from net investment      (0.02)     (0.04)     (0.05)     (0.04)     (0.02)     (0.03)
  income
 NET ASSET VALUE, END OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(A)                          2.18%      4.43%      4.89%      3.93%      2.34%      2.71%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                1.06%*     1.06%      1.10%      1.12%      1.01%      1.04%
  Net investment income                   4.53%*     4.33%      4.78%      3.83%      2.31%      2.69%
  Expense waiver/reimbursement(b)         0.21%*     0.29%      0.20%       --         --          --
 SUPPLEMENTAL DATA
  Net assets, end of period (000      $607,879   $658,731   $697,472   $715,257   $805,907    $919,883
  omitted)

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)
                                                  SEPTEMBER 30,        YEAR ENDED MARCH 31,
                                                      1997         1997       1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00         $ 1.00     $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.02           0.04       0.04         0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income          (0.02)         (0.04)     (0.04)       (0.01)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00         $ 1.00     $ 1.00       $ 1.00
 TOTAL RETURN(B)                                     1.84%          3.59%      4.04%        1.14%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                           1.94%*         1.87%      1.91%        1.95%*
  Net investment income                              3.63%*         3.58%      3.91%        4.15%*
  Expense waiver/reimbursement(c)                    0.08%*         0.23%      0.14%           --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $14,369        $28,337     $9,459         $186

* Computed on an annualized basis.

(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION

Liberty U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS-- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                      SEPTEMBER 30,        MARCH 31,
 CLASS A SHARES                                                           1997              1997
 Shares sold                                                           249,047,164       503,677,965
 Shares issued to shareholders in payment of distributions declared     10,796,800        28,224,483
 Shares redeemed                                                      (310,695,463)     (570,643,721)
  Net change resulting from Class A Share transactions                 (50,851,499)      (38,741,273)
                                                                         SIX MONTHS
                                                                           ENDED         YEAR ENDED
                                                                        SEPTEMBER 30,       MARCH 31,
CLASS B SHARES                                                            1997           1997
 Shares sold                                                             18,941,521        39,167,535
 Shares issued to shareholders in payment of distributions declared         266,137           246,427
 Shares redeemed                                                        (33,176,429)      (20,535,528)
  Net change resulting from Class B Share transactions                  (13,968,771)       18,878,434
   Net change resulting from share transactions                         (64,820,270)      (19,862,839)

At September 30, 1997, capital paid-in aggregated $622,247,846.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- Federated Advisers, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Trust as follows: 0.500% on the first $500 million, 0.475% on the next $500 million, 0.450% on the next $500 million, 0.425% on the next $500 million, and 0.400% thereafter.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE-- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Class B Shares. The Plan provides that the Trust may incur distribution expenses up to 0.75% of the average daily net assets of Class B Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-245-7400
www.federatedinvestors.com


Cusip 531485100
Cusip 531485209
8110106 (11/97)

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